Tangible Assets And Assets Under Construction (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	$ 511,286
Transfers from assets under construction	1,907	$ 0	$ 57,107
Sale of vessel	(4,489)	(2,186)	0
Balance, period end	506,009	511,286
Impairment loss	4,489	2,186	0
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	879,087	884,873	841,541
Additions	31,465	12,887	11,124
Impairment loss		(16,435)	(24,769)
Transfers from assets under construction	3,198		57,107
Sale of vessel	(7,863)	(2,186)
Disposals	(1,029)	(52)	(130)
Disposal of barges	1,029	52	130
Balance, period end	904,825	879,087	884,873
Impairment loss	7,863	2,186
Write-down/ Write-off	(33)
Cost [member] | Tanker vessels, barges and pushboats [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	541,159	552,135	522,998
Additions	14,265	6,130	2,445
Impairment loss		(14,920)	(24,769)
Transfers from assets under construction			51,461
Sale of vessel	(5,916)	(2,186)
Disposals	(1,029)
Disposal of barges	1,029
Balance, period end	548,479	541,159	552,135
Impairment loss	5,916	2,186
Cost [member] | Lease Of Liquid Barges [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	0
Additions	4,664
Balance, period end	4,664	0
Cost [member] | Deferred dry dock and special survey costs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	66,683	62,255	55,481
Additions	8,775	5,943	6,774
Impairment loss		(1,515)
Sale of vessel	(1,947)
Balance, period end	73,511	66,683	62,255
Impairment loss	1,947
Cost [member] | Dry port terminals [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	231,341	230,737	225,554
Additions	2,099	604	1,510
Transfers from assets under construction	3,198		3,803
Disposals			(130)
Disposal of barges			130
Balance, period end	236,638	231,341	230,737
Cost [member] | Oil storage plant and port facilities for liquid cargoes [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	31,231	31,043	29,190
Additions	37	188	10
Transfers from assets under construction			1,843
Balance, period end	31,268	31,231	31,043
Cost [member] | Other fixed assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	8,673	8,703	8,318
Additions	1,625	22	385
Disposals		(52)
Disposal of barges		52
Balance, period end	10,265	8,673	8,703
Write-down/ Write-off	(33)
Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	(367,801)	(347,745)	(320,730)
Additions	(33,855)
Additions		(33,296)	(32,557)
Disposal			169
Impairment loss		13,240	5,373
Transfers from assets under construction	0		0
Sale of vessel	2,334	0
Disposals	506	0
Disposal of barges	(506)	(0)
Balance, period end	(398,816)	(367,801)	(347,745)
Impairment loss	(2,334)	(0)
Write-down/ Write-off	0
Accumulated Depreciation [member] | Tanker vessels, barges and pushboats [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	(240,466)	(231,925)	(216,983)
Additions	(19,552)	(20,998)	(20,315)
Impairment loss		12,457	5,373
Transfers from assets under construction			0
Sale of vessel	1,121	0
Disposals	(506)
Disposal of barges	506
Balance, period end	(258,391)	(240,466)	(231,925)
Impairment loss	(1,121)	(0)
Accumulated Depreciation [member] | Lease Of Liquid Barges [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	0
Additions	(7)
Balance, period end	(7)	0
Accumulated Depreciation [member] | Deferred dry dock and special survey costs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	(51,709)	(48,136)	(44,014)
Additions	(6,043)	(4,356)	(4,122)
Impairment loss		783
Sale of vessel	(1,213)
Balance, period end	(56,539)	(51,709)	(48,136)
Impairment loss	1,213
Accumulated Depreciation [member] | Dry port terminals [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	(55,467)	(48,128)	(41,023)
Additions	(7,501)	(7,339)	(7,274)
Disposal			169
Transfers from assets under construction	0		0
Balance, period end	(62,968)	(55,467)	(48,128)
Accumulated Depreciation [member] | Oil storage plant and port facilities for liquid cargoes [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	(13,829)	(13,433)	(13,078)
Additions	(415)	(396)	(355)
Transfers from assets under construction			0
Balance, period end	(14,244)	(13,829)	(13,433)
Accumulated Depreciation [member] | Other fixed assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	(6,330)	(6,123)	(5,632)
Additions	(337)	(207)	(491)
Disposals		0
Disposal of barges		(0)
Balance, period end	(6,667)	(6,330)	(6,123)
Write-down/ Write-off	0
Net Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	511,286	537,128	520,811
Additions	(2,390)
Disposal			39
Additions		(20,409)	(21,433)
Impairment loss		(3,195)	(19,396)
Transfers from assets under construction	3,198		57,107
Sale of vessel	(5,529)	(2,186)
Disposals	(523)	(52)
Disposal of barges	523	52
Balance, period end	506,009	511,286	537,128
Impairment loss	5,529	2,186
Net Book Value | Tanker vessels, barges and pushboats [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	300,693	320,210	306,015
Additions	(5,287)	(14,868)	(17,870)
Impairment loss		(2,463)	(19,396)
Transfers from assets under construction			51,461
Sale of vessel	(4,795)	(2,186)
Disposals	523
Disposal of barges	(523)
Balance, period end	290,088	300,693	320,210
Impairment loss	4,795	2,186
Net Book Value | Lease Of Liquid Barges [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	0
Additions	4,657
Balance, period end	4,657	0
Net Book Value | Deferred dry dock and special survey costs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	14,974	14,119	11,467
Additions	2,732	1,587	2,652
Impairment loss		(732)
Sale of vessel	(734)
Balance, period end	16,972	14,974	14,119
Impairment loss	734
Net Book Value | Dry port terminals [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	175,874	182,609	184,531
Disposal			39
Additions	(5,402)	(6,735)	(5,764)
Transfers from assets under construction	3,198		3,803
Balance, period end	173,670	175,874	182,609
Net Book Value | Oil storage plant and port facilities for liquid cargoes [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	17,402	17,610	16,112
Additions	(378)	(208)	(345)
Transfers from assets under construction			1,843
Balance, period end	17,024	17,402	17,610
Net Book Value | Other fixed assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	2,343	2,580	2,686
Additions	1,288	(185)	(106)
Disposals		(52)
Disposal of barges		52
Balance, period end	3,598	$ 2,343	$ 2,580
Write-down/ Write-off	$ (33)